Distribution Date:	11/17/23	BBCMS Mortgage Trust 2023-C19
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2023-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: Daniel Vinson	daniel.vinson@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	15-16		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	17	Special Servicer	K-Star Asset Management LLC
Historical Detail	18		Attention: Lindsey Wright	Lindsey.Wright@KKR.com
Delinquency Loan Detail	19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: BBCMS 2023-C19 – Transaction Manager	notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05553RAA8	5.698000%	5,251,000.00	4,811,717.73	65,623.74	22,847.64	0.00	0.00	88,471.38	4,746,093.99	30.02%	30.00%
A-2A	05553RAB6	5.756000%	120,000,000.00	120,000,000.00	0.00	575,600.00	0.00	0.00	575,600.00	120,000,000.00	30.02%	30.00%
A-2B	05553RAZ3	5.753000%	176,000,000.00	176,000,000.00	0.00	843,773.33	0.00	0.00	843,773.33	176,000,000.00	30.02%	30.00%
A-5	05553RAC4	5.451000%	287,500,000.00	287,500,000.00	0.00	1,305,968.75	0.00	0.00	1,305,968.75	287,500,000.00	30.02%	30.00%
A-SB	05553RAD2	5.700000%	5,800,000.00	5,800,000.00	0.00	27,550.00	0.00	0.00	27,550.00	5,800,000.00	30.02%	30.00%
A-S	05553RAG5	6.070000%	100,861,000.00	100,861,000.00	0.00	510,188.56	0.00	0.00	510,188.56	100,861,000.00	18.14%	18.13%
B	05553RAH3	6.545633%	39,283,000.00	39,283,000.00	0.00	214,276.76	0.00	0.00	214,276.76	39,283,000.00	13.51%	13.50%
C	05553RAJ9	6.597633%	33,974,000.00	33,974,000.00	0.00	186,790.00	0.00	0.00	186,790.00	33,974,000.00	9.51%	9.50%
D-RR	05553RAL4	6.597633%	10,617,000.00	10,617,000.00	0.00	58,372.56	0.00	0.00	58,372.56	10,617,000.00	8.26%	8.25%
E-RR	05553RAN0	6.597633%	8,494,000.00	8,494,000.00	0.00	46,700.25	0.00	0.00	46,700.25	8,494,000.00	7.25%	7.25%
F-RR	05553RAQ3	6.597633%	8,494,000.00	8,494,000.00	0.00	46,700.25	0.00	0.00	46,700.25	8,494,000.00	6.25%	6.25%
G-RR	05553RAS9	6.597633%	14,863,000.00	14,863,000.00	0.00	81,717.19	0.00	0.00	81,717.19	14,863,000.00	4.50%	4.50%
H-RR	05553RAU4	6.597633%	9,556,000.00	9,556,000.00	0.00	52,539.15	0.00	0.00	52,539.15	9,556,000.00	3.38%	3.38%
J-RR*	05553RAW0	6.597633%	28,665,938.00	28,665,938.00	0.00	157,304.30	0.00	0.00	157,304.30	28,665,938.00	0.00%	0.00%
R	05553RAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05553RBB5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			849,358,938.00	848,919,655.73	65,623.74	4,130,328.74	0.00	0.00	4,195,952.48	848,854,031.99

X-A	05553RAE0	0.991133%	594,551,000.00	594,111,717.73	0.00	490,703.05	0.00	0.00	490,703.05	594,046,093.99
X-B	05553RAF7	0.394311%	140,144,000.00	140,144,000.00	0.00	46,050.29	0.00	0.00	46,050.29	140,144,000.00
Notional SubTotal			734,695,000.00	734,255,717.73	0.00	536,753.34	0.00	0.00	536,753.34	734,190,093.99

Deal Distribution Total					65,623.74	4,667,082.08	0.00	0.00	4,732,705.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05553RAA8	916.34312131	12.49737955	4.35110265	0.00000000	0.00000000	0.00000000	0.00000000	16.84848219	903.84574176
A-2A	05553RAB6	1,000.00000000	0.00000000	4.79666667	0.00000000	0.00000000	0.00000000	0.00000000	4.79666667	1,000.00000000
A-2B	05553RAZ3	1,000.00000000	0.00000000	4.79416665	0.00000000	0.00000000	0.00000000	0.00000000	4.79416665	1,000.00000000
A-5	05553RAC4	1,000.00000000	0.00000000	4.54250000	0.00000000	0.00000000	0.00000000	0.00000000	4.54250000	1,000.00000000
A-SB	05553RAD2	1,000.00000000	0.00000000	4.75000000	0.00000000	0.00000000	0.00000000	0.00000000	4.75000000	1,000.00000000
A-S	05553RAG5	1,000.00000000	0.00000000	5.05833335	0.00000000	0.00000000	0.00000000	0.00000000	5.05833335	1,000.00000000
B	05553RAH3	1,000.00000000	0.00000000	5.45469440	0.00000000	0.00000000	0.00000000	0.00000000	5.45469440	1,000.00000000
C	05553RAJ9	1,000.00000000	0.00000000	5.49802790	0.00000000	0.00000000	0.00000000	0.00000000	5.49802790	1,000.00000000
D-RR	05553RAL4	1,000.00000000	0.00000000	5.49802769	0.00000000	0.00000000	0.00000000	0.00000000	5.49802769	1,000.00000000
E-RR	05553RAN0	1,000.00000000	0.00000000	5.49802802	0.00000000	0.00000000	0.00000000	0.00000000	5.49802802	1,000.00000000
F-RR	05553RAQ3	1,000.00000000	0.00000000	5.49802802	0.00000000	0.00000000	0.00000000	0.00000000	5.49802802	1,000.00000000
G-RR	05553RAS9	1,000.00000000	0.00000000	5.49802799	0.00000000	0.00000000	0.00000000	0.00000000	5.49802799	1,000.00000000
H-RR	05553RAU4	1,000.00000000	0.00000000	5.49802742	0.00000000	0.00000000	0.00000000	0.00000000	5.49802742	1,000.00000000
J-RR	05553RAW0	1,000.00000000	0.00000000	5.48749879	0.01052922	0.01052922	0.00000000	0.00000000	5.48749879	1,000.00000000
R	05553RAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05553RBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05553RAE0	999.26115292	0.00000000	0.82533382	0.00000000	0.00000000	0.00000000	0.00000000	0.82533382	999.15077763
X-B	05553RAF7	1,000.00000000	0.00000000	0.32859266	0.00000000	0.00000000	0.00000000	0.00000000	0.32859266	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/23 - 10/30/23	30	0.00	22,847.64	0.00	22,847.64	0.00	0.00	0.00	22,847.64	0.00
A-2A	10/01/23 - 10/30/23	30	0.00	575,600.00	0.00	575,600.00	0.00	0.00	0.00	575,600.00	0.00
A-2B	10/01/23 - 10/30/23	30	0.00	843,773.33	0.00	843,773.33	0.00	0.00	0.00	843,773.33	0.00
A-5	10/01/23 - 10/30/23	30	0.00	1,305,968.75	0.00	1,305,968.75	0.00	0.00	0.00	1,305,968.75	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	27,550.00	0.00	27,550.00	0.00	0.00	0.00	27,550.00	0.00
X-A	10/01/23 - 10/30/23	30	0.00	490,703.05	0.00	490,703.05	0.00	0.00	0.00	490,703.05	0.00
X-B	10/01/23 - 10/30/23	30	0.00	46,050.29	0.00	46,050.29	0.00	0.00	0.00	46,050.29	0.00
A-S	10/01/23 - 10/30/23	30	0.00	510,188.56	0.00	510,188.56	0.00	0.00	0.00	510,188.56	0.00
B	10/01/23 - 10/30/23	30	0.00	214,276.76	0.00	214,276.76	0.00	0.00	0.00	214,276.76	0.00
C	10/01/23 - 10/30/23	30	0.00	186,790.00	0.00	186,790.00	0.00	0.00	0.00	186,790.00	0.00
D-RR	10/01/23 - 10/30/23	30	0.00	58,372.56	0.00	58,372.56	0.00	0.00	0.00	58,372.56	0.00
E-RR	10/01/23 - 10/30/23	30	0.00	46,700.25	0.00	46,700.25	0.00	0.00	0.00	46,700.25	0.00
F-RR	10/01/23 - 10/30/23	30	0.00	46,700.25	0.00	46,700.25	0.00	0.00	0.00	46,700.25	0.00
G-RR	10/01/23 - 10/30/23	30	0.00	81,717.19	0.00	81,717.19	0.00	0.00	0.00	81,717.19	0.00
H-RR	10/01/23 - 10/30/23	30	0.00	52,539.15	0.00	52,539.15	0.00	0.00	0.00	52,539.15	0.00
J-RR	10/01/23 - 10/30/23	30	0.00	157,606.13	0.00	157,606.13	301.83	0.00	0.00	157,304.30	301.83
Totals			0.00	4,667,383.91	0.00	4,667,383.91	301.83	0.00	0.00	4,667,082.08	301.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,732,705.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,682,128.06	Master Servicing Fee	5,314.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,354.00
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	365.51
ARD Interest	0.00	Operating Advisor Fee	1,491.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	219.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,682,128.06	Total Fees	14,744.13

Principal		Expenses/Reimbursements
Scheduled Principal	65,623.74	Reimbursement for Interest on Advances	301.83
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	65,623.74	Total Expenses/Reimbursements	301.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,667,082.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	65,623.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,732,705.82
Total Funds Collected	4,747,751.80	Total Funds Distributed	4,747,751.78

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	848,919,656.45	848,919,656.45	Beginning Certificate Balance	848,919,655.73
(-) Scheduled Principal Collections	65,623.74	65,623.74	(-) Principal Distributions	65,623.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	848,854,032.71	848,854,032.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	848,919,656.45	848,919,656.45	Ending Certificate Balance	848,854,031.99
Ending Actual Collateral Balance	848,860,728.44	848,860,728.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.72)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.72)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	5	19,003,258.11	2.24%	112	6.8740	1.457513	1.39 or less	9	104,193,485.59	12.27%	93	7.4292	1.297288
5,000,000 to 9,999,999	9	67,386,908.07	7.94%	112	6.8200	1.475820	1.40 to 1.69	14	257,894,448.27	30.38%	99	6.3036	1.496299
10,000,000 to 19,999,999	10	127,896,696.90	15.07%	103	6.7658	2.278493	1.70 to 1.79	2	50,346,436.87	5.93%	112	6.1895	1.765890
20,000,000 to 29,999,999	13	322,200,502.63	37.96%	78	6.4439	1.796603	1.80 to 1.89	6	95,950,000.00	11.30%	80	6.6324	1.846569
30,000,000 to 39,999,999	3	97,866,667.00	11.53%	93	6.1064	1.843776	1.90 to 1.99	1	40,000,000.00	4.71%	52	6.2142	1.922967
40,000,000 to 47,499,999	4	160,000,000.00	18.85%	82	6.0533	2.013628	2.00 to 2.49	8	224,250,000.00	26.42%	88	5.9738	2.216278
47,500,000 or higher	1	54,500,000.00	6.42%	113	6.2190	1.430000	2.50 or more	5	76,219,661.98	8.98%	79	6.5718	2.846068
Totals	45	848,854,032.71	100.00%	90	6.4049	1.858961	Totals	45	848,854,032.71	100.00%	90	6.4049	1.858961
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	1,511,264.14	0.18%	112	6.9700	1.470000	West Virginia	1	169,022.96	0.02%	112	6.9700	1.470000
Arizona	1	65,000,000.00	7.66%	52	6.2142	1.922967	Totals	109	848,854,032.71	100.00%	90	6.4049	1.858961
California	32	161,792,265.06	19.06%	107	6.6365	1.728620
									Property Type³
Connecticut	1	424,058.82	0.05%	52	6.1380	1.420000
Florida	6	2,095,941.18	0.25%	52	6.1380	1.420000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	3,168,784.71	0.37%	88	6.6314	1.449651		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	40,315,747.58	4.75%	113	6.1995	1.798693	Industrial	16	148,587,941.17	17.50%	107	6.9810	1.449925
Iowa	2	4,311,249.19	0.51%	110	6.4400	2.900000	Lodging	13	76,625,270.96	9.03%	111	7.1609	2.274952
Kansas	3	8,259,259.34	0.97%	109	6.8050	1.830000	Mixed Use	6	163,563,502.63	19.27%	101	6.3300	1.722259
Louisiana	1	1,773,946.00	0.21%	113	6.8300	1.320000	Mobile Home Park	11	4,623,275.17	0.54%	112	6.9700	1.470000
Maine	1	28,192,000.00	3.32%	103	4.9200	1.580000	Multi-Family	9	49,412,000.00	5.82%	107	5.8021	1.481278
Maryland	1	7,920,000.00	0.93%	113	6.7200	1.460000	Office	13	133,212,118.65	15.69%	61	5.9500	2.232085
Missouri	2	5,273,003.23	0.62%	110	6.4400	2.900000	Other	1	26,400,000.00	3.11%	52	7.0620	1.810000
Nevada	3	780,882.35	0.09%	52	6.1380	1.420000	Retail	40	246,429,924.14	29.03%	82	6.1579	1.956896
New Jersey	4	166,069,660.97	19.56%	112	6.6523	1.902885	Totals	109	848,854,032.71	100.00%	90	6.4049	1.858961
New York	7	96,283,502.63	11.34%	63	6.5044	1.736460
North Carolina	4	19,725,756.57	2.32%	110	6.9284	1.687287
Ohio	1	7,400,000.00	0.87%	113	7.2500	1.380000
Oklahoma	3	7,075,799.48	0.83%	78	6.4435	1.607781
Pennsylvania	12	46,397,347.59	5.47%	74	6.2873	2.253157
South Carolina	1	198,850.54	0.02%	112	6.9700	1.470000
Texas	4	79,959,653.41	9.42%	82	6.3294	1.957875
Virginia	2	42,006,036.96	4.95%	55	6.0949	2.148452
Washington	1	22,750,000.00	2.68%	112	5.7420	2.400000
Washington, DC	1	30,000,000.00	3.53%	49	6.0500	1.473650

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	1	28,192,000.00	3.32%	103	4.9200	1.580000	12 months or less	44	820,662,032.71	96.68%	90	6.4559	1.868544
	5.00000 to 5.50000	1	6,450,000.00	0.76%	113	5.4700	1.570000	13 months to 24 months	1	28,192,000.00	3.32%	103	4.9200	1.580000
	5.50001 to 5.99999	7	173,000,001.00	20.38%	81	5.8888	2.323124	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49999	13	370,150,000.00	43.61%	86	6.1596	1.854763	Totals	45	848,854,032.71	100.00%	90	6.4049	1.858961
	6.50000 to 7.00000	10	74,249,694.98	8.75%	111	6.8227	1.606666
	7.00001 or greater	13	196,812,336.73	23.19%	94	7.4056	1.603462
	Totals	45	848,854,032.71	100.00%	90	6.4049	1.858961
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	109 months or less	18	408,770,164.61	48.16%	66	6.4403	1.892919	Interest Only	34	728,067,001.00	85.77%	89	6.2687	1.843972
110 months to 116 months		27	440,083,868.10	51.84%	112	6.3720	1.827418	354 months or less	11	120,787,031.71	14.23%	96	7.2260	1.949310
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	848,854,032.71	100.00%	90	6.4049	1.858961	Totals	45	848,854,032.71	100.00%	90	6.4049	1.858961
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		33	671,825,774.60	79.15%	88	6.4520	1.892019			No outstanding loans in this group
	12 months or less	12	177,028,258.11	20.85%	96	6.2261	1.733503
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	848,854,032.71	100.00%	90	6.4049	1.858961
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1-A-2-C1	10245641	1	RT	Scottsdale	AZ	Actual/360	6.214%	214,046.39	0.00	0.00	N/A	03/06/28	--	40,000,000.00	40,000,000.00	11/06/23
1-A-2-C3-1	10245642	1				Actual/360	6.214%	133,778.99	0.00	0.00	N/A	03/06/28	--	25,000,000.00	25,000,000.00	11/06/23
2-A-4	10245643	1	MU	West Hollywood	CA	Actual/360	5.941%	204,636.90	0.00	0.00	N/A	02/06/33	--	40,000,000.00	40,000,000.00	11/06/23
2-A-8	10245644	1				Actual/360	5.941%	127,898.07	0.00	0.00	N/A	02/06/33	--	25,000,000.00	25,000,000.00	11/06/23
3	10245645	1	MU	Fort Lee	NJ	Actual/360	6.219%	291,861.13	0.00	0.00	N/A	04/06/33	--	54,500,000.00	54,500,000.00	11/06/23
4-A-1-1	10245646	1	RT	Blackwood	NJ	Actual/360	6.124%	193,359.63	0.00	0.00	N/A	03/01/33	--	36,666,667.00	36,666,667.00	11/01/23
4-A-2-1	10245648	1				Actual/360	6.124%	70,312.59	0.00	0.00	N/A	03/01/33	--	13,333,333.00	13,333,333.00	11/01/23
5-A-3-1	10245650	1	IN	Rialto	CA	Actual/360	7.610%	163,826.39	0.00	0.00	N/A	12/06/32	--	25,000,000.00	25,000,000.00	11/06/23
5-A-5	10245651	1				Actual/360	7.610%	131,061.11	0.00	0.00	N/A	12/06/32	--	20,000,000.00	20,000,000.00	11/06/23
5-A-7	10245652	1				Actual/360	7.610%	19,659.17	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	11/06/23
6-A-13-1	10245654	1	RT	Valley Stream	NY	Actual/360	5.899%	126,992.36	0.00	0.00	N/A	01/06/28	--	25,000,000.00	25,000,000.00	11/06/23
6-A-5	10245653	1				Actual/360	5.899%	109,213.43	0.00	0.00	N/A	01/06/28	--	21,500,000.00	21,500,000.00	11/06/23
7-A-1	10245655	1	OF	Herndon	VA	Actual/360	6.058%	208,664.44	0.00	0.00	N/A	03/05/28	--	40,000,000.00	40,000,000.00	11/05/23
8	10245658	1	RT	Fort Worth	TX	Actual/360	6.000%	206,666.67	0.00	0.00	N/A	03/06/33	--	40,000,000.00	40,000,000.00	11/06/23
9-A-1-2	10245659	1	OF	Various	Various	Actual/360	5.875%	116,357.64	0.00	0.00	N/A	02/06/28	--	23,000,000.00	23,000,000.00	11/06/23
9-A-2	10245660	1				Actual/360	5.875%	79,679.69	0.00	0.00	N/A	02/06/28	--	15,750,001.00	15,750,001.00	11/06/23
10-A-3	10245661	1	IN	Parsippany	NJ	Actual/360	7.260%	184,424.17	0.00	0.00	N/A	04/06/33	--	29,500,000.00	29,500,000.00	11/06/23
10-A-4	10245662	1				Actual/360	7.260%	53,139.17	0.00	0.00	N/A	04/06/33	--	8,500,000.00	8,500,000.00	11/06/23
11	10245663	1	IN	Mount Vernon	IL	Actual/360	6.140%	164,961.33	0.00	0.00	04/06/33	04/06/38	--	31,200,000.00	31,200,000.00	11/06/23
12	10245664	1	OF	Washington	DC	Actual/360	6.050%	156,291.67	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	11/06/23
13	10245665	1	MU	New York	NY	Actual/360	7.490%	183,090.30	28,813.52	0.00	N/A	12/06/27	--	28,387,316.15	28,358,502.63	11/06/23
14	10245666	1	MF	Portland	ME	Actual/360	4.920%	119,440.11	0.00	0.00	N/A	06/01/32	--	28,192,000.00	28,192,000.00	11/01/23
15	10245667	1	98	Bryan	TX	Actual/360	7.062%	160,542.80	0.00	0.00	N/A	03/01/28	--	26,400,000.00	26,400,000.00	11/01/23
16-A-2-1	10245668	1	LO	Atlantic City	NJ	Actual/360	7.795%	79,146.31	6,297.21	0.00	N/A	11/06/32	--	11,791,127.70	11,784,830.49	11/06/23
16-A-2-2	10245669	1				Actual/360	7.795%	79,146.31	6,297.21	0.00	N/A	11/06/32	--	11,791,127.70	11,784,830.49	11/06/23
17	10245670	1	OF	Bellevue	WA	Actual/360	5.742%	112,487.38	0.00	0.00	N/A	03/06/33	--	22,750,000.00	22,750,000.00	11/06/23
18	10244199	1	Various Various		Various	Actual/360	6.138%	118,923.75	0.00	0.00	N/A	03/11/28	--	22,500,000.00	22,500,000.00	11/11/23
19	10245671	1	RT	Yorba Linda	CA	Actual/360	6.430%	101,049.24	0.00	0.00	N/A	04/06/33	--	18,250,000.00	18,250,000.00	11/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

							Mortgage Loan Detail (Part 1)

			Prop										Original Adjusted		Beginning	Ending	Paid
			Type				Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City		State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20	10245672	1	LO	Various		Various	Actual/360	6.440%	77,083.22	0.00	0.00	N/A	01/06/33	--	13,900,000.00	13,900,000.00	11/06/23
21	10245673	1	IN	Various		Various	Actual/360	6.805%	67,388.40	0.00	0.00	N/A	12/06/32	--	11,500,000.00	11,500,000.00	10/06/23
22	10245674	1	LO	Hesperia		CA	Actual/360	7.315%	70,889.01	6,695.73	0.00	N/A	04/01/33	--	11,253,960.78	11,247,265.05	10/01/23
23	10245675	1	LO	Wake Forest		NC	Actual/360	6.922%	61,712.42	6,935.10	0.00	N/A	04/01/33	--	10,353,371.97	10,346,436.87	11/01/23
24	10245676	1	LO	Mechanicsburg		PA	Actual/360	6.840%	58,900.00	0.00	0.00	N/A	02/06/33	--	10,000,000.00	10,000,000.00	11/06/23
25	10245677	1	IN	Pomona		CA	Actual/360	6.570%	55,443.50	0.00	0.00	N/A	02/01/33	--	9,800,000.00	9,800,000.00	11/01/23
26	10245678	1	MU	Frederick		MD	Actual/360	6.720%	45,830.40	0.00	0.00	N/A	04/01/33	--	7,920,000.00	7,920,000.00	11/01/23
27	10245679	1	LO	Smithfield		NC	Actual/360	7.032%	45,819.59	4,906.84	0.00	N/A	04/01/33	--	7,566,814.91	7,561,908.07	11/01/23
28	10245680	1	Various Philadelphia			PA	Actual/360	7.000%	45,690.56	0.00	0.00	N/A	02/06/33	--	7,580,000.00	7,580,000.00	09/06/23
29	10245681	1	RT	Northfield		OH	Actual/360	7.250%	46,198.61	0.00	0.00	N/A	04/06/33	--	7,400,000.00	7,400,000.00	11/06/23
30	10245682	1	MU	Brooklyn		NY	Actual/360	5.470%	30,381.29	0.00	0.00	N/A	04/06/33	--	6,450,000.00	6,450,000.00	11/06/23
31	10245683	1	MF	Brooklyn		NY	Actual/360	7.120%	38,472.72	0.00	0.00	N/A	03/06/33	--	6,275,000.00	6,275,000.00	09/06/23
32	10245684	1	MF	Brooklyn		NY	Actual/360	6.850%	34,801.81	0.00	0.00	N/A	02/06/33	--	5,900,000.00	5,900,000.00	09/06/23
33	10242027	1	RT	Plainfield		IL	Actual/360	6.370%	26,329.33	0.00	0.00	N/A	04/01/33	--	4,800,000.00	4,800,000.00	11/01/23
34	10245685	1	MH	Various		Various	Actual/360	6.970%	27,767.10	3,075.84	0.00	N/A	03/06/33	--	4,626,350.99	4,623,275.15	11/06/23
35	10241659	1	RT	Various		Various	Actual/360	6.830%	22,246.85	2,602.29	0.00	N/A	04/01/33	--	3,782,585.25	3,779,982.96	11/01/23
36	10245686	1	MF	Brooklyn		NY	Actual/360	6.850%	16,516.11	0.00	0.00	N/A	02/06/33	--	2,800,000.00	2,800,000.00	10/06/23
Totals									4,682,128.06	65,623.74	0.00				848,919,656.45	848,854,032.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use			WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging			RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial			OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-2-C1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-2-C3-1	1	0.00	86,147,743.00	06/01/23	05/23/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-1-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-2-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-3-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-7	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-13-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	3,516,394.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-1-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	802,702.34	07/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	2,590,252.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	20,513,702.47	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	67,335.52	67,335.52	0.00	0.00
22	1	0.00	0.00	--	--	--	0.00	0.00	77,532.98	77,532.98	0.00	0.00
23	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	45,590.04	89,838.63	0.00	0.00
29	1	0.00	207,961.50	07/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	150,396.95	07/01/23	09/30/23	--	0.00	0.00	38,389.51	75,647.62	0.00	0.00
32	1	0.00	150,329.80	07/01/23	09/30/23	--	0.00	0.00	34,723.57	68,427.60	0.00	0.00
33	1	0.00	497,182.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	101,706.42	04/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	107,584.41	07/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	0.00	59,486.27	07/01/23	09/30/23	--	0.00	0.00	16,503.23	16,503.23	0.00	0.00
Totals		0.00	114,845,442.13				0.00	0.00	280,074.85	395,285.58	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	3	19,755,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.404900%	6.384730%	90
10/17/23	1	7,580,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.404976%	6.384807%	91
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.405073%	6.384904%	92
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.405147%	6.384979%	93
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.405222%	6.385053%	94
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.405317%	6.385149%	95
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.405390%	6.385222%	96
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
21	10245673	10/06/23	0	B	67,335.52	67,335.52	0.00		11,500,000.00
22	10245674	10/01/23	0	B	77,532.98	77,532.98	1,734.00		11,253,960.78
28	10245680	09/06/23	1	1	45,590.04	89,838.63	0.00		7,580,000.00
31	10245683	09/06/23	1	1	38,389.51	75,647.62	0.00		6,275,000.00
32	10245684	09/06/23	1	1	34,723.57	68,427.60	0.00		5,900,000.00
36	10245686	10/06/23	0	B	16,503.23	16,503.23	0.00		2,800,000.00
Totals					280,074.85	395,285.58	1,734.00		45,308,960.78
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		297,508,504	297,508,504	0		0
> 60 Months		551,345,529	531,590,529	19,755,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	848,854,033	829,099,033	19,755,000	0	0	0
Oct-23	848,919,656	841,339,656	7,580,000	0	0	0
Sep-23	849,003,147	849,003,147	0	0	0	0
Aug-23	849,067,828	849,067,828	0	0	0	0
Jul-23	849,132,101	849,132,101	0	0	0	0
Jun-23	849,214,292	849,214,292	0	0	0	0
May-23	849,277,638	849,277,638	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	301.83	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	301.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			301.83

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Supplemental Notes
None

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